Note 40 - Fee and commission income and expenses - Fee And Commission Income (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fee And Commission Income Expenses
Bills receivables	€ 39,000,000	€ 39,000,000	€ 46,000,000
Demand Accounts	526,000,000	451,000,000	507,000,000
Credit and Debit Cards	3,083,000,000	2,900,000,000	2,834,000,000
Checks	203,000,000	194,000,000	212,000,000
Transfers and other payment orders Income	735,000,000	689,000,000	648,000,000
Insurance product commissions	172,000,000	178,000,000	200,000,000
Loans Granted Pledges	222,000,000	223,000,000	231,000,000
Other Pledges And Financial Guarantees	392,000,000	390,000,000	396,000,000
Asset Management	1,066,000,000	1,023,000,000	923,000,000
Securities fees	319,000,000	325,000,000	385,000,000
Custody securities	123,000,000	122,000,000	122,000,000
Other fee and commission income	642,000,000	598,000,000	645,000,000
Total Fee And commission income (Income Statement)	€ 7,522,000,000	€ 7,132,000,000	€ 7,150,000,000